Amplify Online Retail ETF
Schedule of Investments
July 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.6%
Marketplace - 41.7%
Affirm Holdings, Inc. (a) (b)	173,324	$4,652,016
Alibaba Group Holding Ltd. (a)	168,600	1,999,600
BigCommerce Holdings, Inc. (a)	269,181	4,212,683
Copart, Inc. (a)	46,325	5,934,232
Coupang, Inc. (a)	152,929	2,644,142
Dada Nexus Ltd. - ADR (a) (b)	246,639	1,585,889
Delivery Hero SE (a) (c)	57,325	2,748,399
DingDong Cayman Ltd. - ADR (a)	389,456	1,810,970
DoorDash, Inc. - Class A (a)	67,427	4,703,033
Etsy, Inc. (a)	50,353	5,222,613
Fiverr International Ltd. (a)	35,177	1,128,478
Global-e Online Ltd. (a)	82,347	1,874,218
Groupon, Inc. (a) (b)	283,898	3,009,319
JD.com, Inc. - Class A	68,650	2,044,659
Jumia Technologies AG - ADR (a) (b)	261,465	1,440,672
Just Eat Takeaway.com NV (a) (c)	80,261	1,460,141
KE Holdings, Inc. - ADR (a)	141,891	2,002,082
Liquidity Services, Inc. (a)	372,448	7,497,378
Lyft, Inc. - Class A (a)	255,323	3,538,777
Meituan - Class B (a) (c)	97,800	2,196,479
MercadoLibre, Inc. (a)	2,001	1,628,234
Ozon Holdings PLC - ADR (a) (b) (d)	106,678	–
PayPal Holdings, Inc. (a)	59,370	5,137,286
Pinduoduo, Inc. - ADR (a)	45,085	2,209,616
Poshmark, Inc. - Class A (a)	435,847	4,702,789
Rakuten Group, Inc.	287,700	1,413,150
Sea Ltd. - ADR (a)	22,676	1,730,632
Shopify, Inc. - Class A (a)	42,108	1,466,622
The RealReal, Inc. (a) (b)	928,292	2,162,920
ThredUp, Inc. - Class A (a)	759,280	1,708,380
Uber Technologies, Inc. (a)	195,901	4,593,878
Upwork, Inc. (a)	248,298	4,608,411
Vivid Seats, Inc. - Class A (b)	546,649	4,569,986
VTEX - Class A (a)	362,525	1,257,962
		98,895,646
Traditional Retail - 49.6%
1-800-Flowers.com, Inc. - Class A (a)	470,093	4,686,827
About You Holding SE (a) (b)	189,469	1,706,021
Allegro.eu SA (a) (c)	403,261	2,177,427
Amazon.com, Inc. (a)	43,700	5,897,315
ASKUL Corp.	168,700	2,217,706
ASOS PLC (a)	118,614	1,503,710
Boozt AB (a) (c)	198,497	1,393,671
CarParts.com, Inc. (a)	636,387	5,078,368
Carvana Co. (a) (b)	92,288	2,690,195
Chegg, Inc. (a)	269,977	5,750,510
Chewy, Inc. - Class A (a) (b)	169,324	6,571,465
Dustin Group AB (c)	299,443	2,036,125
eBay, Inc.	101,156	4,919,216
Farfetch Ltd. - Class A (a)	182,234	1,446,938
Figs, Inc. - Class A (a)	333,827	3,528,551
HelloFresh SE (a)	50,392	1,382,853
IAC/InterActiveCorp. (a)	63,383	4,341,736
Lands' End, Inc. (a)	382,806	4,880,777
MYT Netherlands Parent BV - ADR (a) (b)	170,245	2,245,532
Netflix, Inc. (a)	26,985	6,068,927
Newegg Commerce, Inc. (a) (b)	864,169	2,955,458
Ocado Group PLC (a)	181,550	1,855,849
Oisix ra daichi, Inc. (a)	98,700	1,317,480
Overstock.com, Inc. (a) (b)	140,788	4,082,852
Peloton Interactive, Inc. - Class A (a)	294,216	2,792,110
PetMed Express, Inc. (b)	248,237	5,416,531
Rent the Runway, Inc. - Class A (a) (b)	829,032	3,680,902
Revolve Group, Inc. (a)	148,737	4,212,232
Shutterstock, Inc.	78,722	4,447,793
Spotify Technology SA (a)	18,166	2,053,121
Stitch Fix, Inc. - Class A (a)	515,427	3,077,099
Trip.com Group Ltd. (a)	88,100	2,223,291
Vipshop Holdings Ltd. - ADR (a)	244,870	2,243,009
Wayfair, Inc. - Class A (a) (b)	60,654	3,269,857
Zalando SE (a) (c)	51,816	1,448,410
ZOZO, Inc.	93,100	1,998,840
		117,598,704
Travel - 8.3%
Airbnb, Inc. - Class A (a)	35,248	3,911,823
Booking Holdings, Inc. (a)	2,620	5,071,508
Expedia Group, Inc. (a)	36,810	3,903,701
MakeMyTrip Ltd. (a)	78,825	2,522,400
TripAdvisor, Inc. (a)	224,227	4,262,555
		19,671,987
Total Common Stocks (Cost $497,272,562)		236,166,337

MONEY MARKET FUNDS - 0.4%
Invesco Government & Agency Portfolio - Institutional Class - 1.64% (e)	910,863	910,863
Total Money Market Funds (Cost $910,863)		910,863

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.4%
First American Government Obligations Fund - Class X - 1.94% (e)	41,264,935	41,264,935
Total Investments Purchased with Proceeds from Securities Lending (Cost $41,264,935)		41,264,935
Total Investments - 117.4%
(Cost $539,448,360)		$278,342,135

Percentages are based on Net Assets of $237,137,549.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of July 31, 2022. Total value of securities out on loan is $39,320,118 or 16.6% of net assets.
(c)
Security exempt from registration under Rule 144(b) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At July 31, 2022 the value of these securities amounted to $13,460,652 or 5.7% of net assets.

(d)	Illiquid security. At July 31, 2022, the value of this security amounted to $0 or 0.0% of net assets.
(e)	Seven-day yield as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2022:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$236,166,337
Money Market Funds	910,863
Investments Purchased with Proceeds from Securities Lending	41,264,935
Total Level 1	278,342,135
Level 2	-
Total Level 2	-
Level 3	0
Total Level 3	0
Total	$278,342,135

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2022, there were no transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.

IBUY	Balance as of 10/31/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 07/31/2022	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 07/31/2022
Common Stocks	$-	$-	$-	$-	$-	$-	$-	$0	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

IBUY			Fair Value as of 07/31/22	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input
Common Stocks			$-	Last Avalible Price	No Market Activity	-

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.